Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 0	$ 406,099	$ (376,241)	$ 29,858
Balance (in shares) at Dec. 31, 2019	1,681,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 3	47,202	0	47,205
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)	28,181,061
Stock based compensation (Note 13)	$ 0	589	0	589
Stock based compensation (Note 13) (in shares)	156,243
Net income/(loss)	$ 0	0	(19,629)	(19,629)
Balance at Jun. 30, 2020	$ 3	453,890	(395,870)	58,023
Balance (in shares) at Jun. 30, 2020	30,018,557
Balance at Dec. 31, 2020	$ 7	490,284	(394,597)	95,694
Balance (in shares) at Dec. 31, 2020	68,314,985
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 10	101,139	0	101,149
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)	96,573,255
Stock based compensation (Note 13)	$ 0	1,931	0	1,931
Stock based compensation (Note 13) (in shares)	3,600,000
Net income/(loss)	$ 0	0	640	640
Balance at Jun. 30, 2021	$ 17	$ 593,354	$ (393,957)	$ 199,414
Balance (in shares) at Jun. 30, 2021	168,488,240